Fair values (Tables)	12 Months Ended
Dec. 31, 2017
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2017
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	165	—	165
Debt securities—U.S. government obligations	125	—	—	125
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	215	—	215
Receivable in “Other non-current assets”:
Receivable under securities lending arrangement	79	—	—	79
Derivative assets—current in “Other current assets”	—	244	—	244
Derivative assets—non-current in “Other non-current assets”	—	101	—	101
Total	204	727	—	931
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	223	—	223
Derivative liabilities—non-current in “Other non-current liabilities”	—	75	—	75
Total	—	298	—	298

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	541	—	541
Debt securities—U.S. government obligations	220	—	—	220
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	95	—	95
Derivative assets—current in “Other current assets”	—	278	—	278
Derivative assets—non-current in “Other non-current assets”	—	126	—	126
Total	220	1,042	—	1,262
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	304	—	304
Derivative liabilities—non-current in “Other non-current liabilities”	—	101	—	101
Total	—	405	—	405

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2017
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,963	1,963	—	—	1,963
Time deposits	2,563	—	2,563	—	2,563
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	290	—	290	—	290
Receivables under reverse repurchase agreements	305	—	305	—	305
Other non-current assets:
Loans granted	32	—	33	—	33
Restricted cash and cash deposits	38	38	—	—	38
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	704	400	304	—	704
Long-term debt (excluding capital lease obligations)	6,569	6,046	775	—	6,821

	December 31, 2016
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,704	1,704	—	—	1,704
Time deposits	1,940	—	1,940	—	1,940
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	824	—	824	—	824
Receivables under reverse repurchase agreements	268	—	268	—	268
Other short-term investments	3	3	—	—	3
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	59	59	—	—	59
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	980	856	124	—	980
Long-term debt (excluding capital lease obligations)	5,709	5,208	784	—	5,992